Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
General and administrative	$ 215,108	$ 544,383	$ 757,950	$ 1,721,711	$ 2,022,981	$ 3,131,190
Franchise tax	10,400	61,141	117,212	172,771	200,000	200,000
Loss from operations	(225,508)	(605,524)	(875,162)	(1,894,482)	(2,222,981)	(3,331,190)
Other income:
Interest income from cash and investments held in Trust Account	180,541	507,906	699,861	1,855,102	2,168,659	1,121,159
Other income, net	180,541	507,906	699,861	1,855,102	2,168,659	1,121,159
Loss before (provision for) benefit from income taxes	(44,967)	(97,618)	(175,301)	(39,380)	(54,322)	(2,210,031)
(Provision for) benefit from income taxes	(35,730)	261,911	(70,828)			(180,688)
Net (loss) income	$ (80,697)	$ 164,293	$ (246,129)	$ (39,380)	$ (54,322)	$ (2,390,719)
Redemption Feature
Other income:
Weighted average shares outstanding of common stock (in Shares)	1,082,789	3,598,051	1,798,888	4,849,939	4,175,166	7,719,577
Basic net loss per share of common stock (in Dollars per share)	$ (0.02)	$ 0.03	$ (0.06)	$ (0.01)	$ (0.01)	$ (0.24)
Diluted net loss per share of common stock (in Dollars per share)	$ (0.02)	$ 0.03	$ (0.06)	$ (0.01)	$ (0.01)	$ (0.24)
No Redemption Feature
Other income:
Weighted average shares outstanding of common stock (in Shares)	2,283,976	2,283,976	2,283,976	2,283,976	2,283,976	2,281,786
Basic net loss per share of common stock (in Dollars per share)	$ (0.02)	$ 0.03	$ (0.06)	$ (0.01)	$ (0.01)	$ (0.24)
Diluted net loss per share of common stock (in Dollars per share)	$ (0.02)	$ 0.03	$ (0.06)	$ (0.01)	$ (0.01)	$ (0.24)